NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
NET INCOME PER SHARE
Schedule of basic and diluted income per share

	For the year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Numerator:
Net income	488,246	2,847,933	2,931,703	401,712
Less: Net income attributable to non-controlling interests	—	—	—	—
Net income attributable to ordinary shareholders	488,246	2,847,933	2,931,703	401,712

Denominator:
Weighted average number of shares – basic	2,473,078,408	2,532,109,710	2,545,968,813	2,545,968,813
Adjustments for dilutive options and RSUs	43,195,219	453,592	2,033,237	2,033,237
Weighted average number of shares – diluted	2,516,273,627	2,532,563,302	2,548,002,050	2,548,002,050

Basic net income per share attributable to ordinary shareholders	0.20	1.12	1.15	0.16
Diluted net income per share attributable to ordinary shareholders	0.19	1.12	1.15	0.16